General Information - Revision of comparative figures (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Equity attributable to owners of the Company	€ 57,071		€ 57,071		€ 88,560
Deferred income	41,519		41,519		51,371
Revenue	2,882	€ 3,843	11,218	€ 14,598
Result for the period	(11,006)	(8,108)	(33,264)	(18,458)
Equity	57,071	24,982	57,071	24,982	88,560	€ 41,390
Changes in working capital	3,074	(1,117)	10,974	12,721
Accumulated Deficit
Result for the period			(33,264)	(18,458)
Equity	€ (458,706)	€ (418,023)	€ (458,706)	€ (418,023)	€ (427,158)	€ (400,850)